Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit) from Continuing Operations	Income tax expense (benefit) from continuing operations consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	856	1	41

	856	1	41

Deferred:
Federal	38	(179)	(9)
Stat e	(29)	(54)	(145)

	9	(233)	(154)

Income tax expense (benefit)	$865	$(232)	$(113)

Summary of Difference Between Taxes Computed at the U.S. Statutory Rate
The principal items accounting for the difference between taxes compute
d
 at the U.S. statutory rate and taxes recorded consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018

Computed tax at US federal statutory rate of 21%	$(13,129)	$(24,052)	$(17,071)
Increase (decrease) in taxes resulting from:
State taxes, net of federal impact	840	(47)	628
Unrecognized tax benefit	(71)	224	(35)
Permanent differences	850	1,287	1,538
Valuation allowance	12,443	22,530	15,386
Other, net	(68)	(174)	(559)

Income tax expense (benefit)	$865	$(232)	$(113)

Summary of Net Deferred Income Tax Liabilities	The net deferred income tax liabilities are included in other liabilities in the consolidated balance sheets. Components of the net deferred tax liability consisted of the following (in thousands):

	December 31,
	2020	2019
Deferred income tax assets:
Net operating losses	$80,316	$66,644
State taxes	56	60
Contingent consideration	776	857
Accrued expenses	20,708	17,441
Transaction costs	1,006	1,097
Stock-based compensation	3,530	2,332
Lease liabilities	2,237	2,850
Interest limitation	5,635	3,870
Goodwill	2,480	1,051
Intangible assets	23,166	7,870
Partnership outside basis	—	128
Other, net	333	287

Total deferred income tax assets	$140,243	$104,487

Deferred income tax liabilities:
Property and equipment	$(411)	$(483)
ROU assets	(2,412)	(2,998)
Intangible assets	(9,191)	(14,398)
Partnership outside basis	(1,465)	(1,562)
Investment	(411)	(423)

Total deferred income tax liabilities	$(13,890)	$(19,864)

Valuation allowance	(126,927)	(85,186)

Net deferred income tax liabilities	$(574)	$(563)

Summary of Unrecognized Tax Benefits	The following table summarizes the activity related to the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2020	2019	2018

Balance at beginning of the year	$10,839	$23,219	$29,509
Additions related to current year	384	242	145
Additions related to prior years	565	—	—
Reductions related to the lapse of applicable statute of limitation s	(2,874)	(12,622)	(6,435)

Balance at end of the year	$8,914	$10,839	$23,219